Income tax (Details 1)	12 Months Ended
Jun. 30, 2025
Bolivia [Member]
Statement [Line Items]
Income tax rate	25.00%
Bermudas [Member]
Statement [Line Items]
Income tax rate	0.00%
Top Of Range US [Member]
Statement [Line Items]
Income tax rate	21.00%
Bottom Of Range Israel [Member]
Statement [Line Items]
Income tax rate	23.00%
Bottom Of Range US [Member]
Statement [Line Items]
Income tax rate	0.00%
Bottom Of Range Argentina [Member]
Statement [Line Items]
Income tax rate	25.00%
Top Of Range Argentina [Member]
Statement [Line Items]
Income tax rate	35.00%
Bottom Of Range Brazil [Member]
Statement [Line Items]
Income tax rate	25.00%
Top Of Range Isral [Member]
Statement [Line Items]
Income tax rate	34.00%
Top Of Range Urugway [Member]
Statement [Line Items]
Income tax rate	25.00%
Bottom Of Range Urugway [Member]
Statement [Line Items]
Income tax rate	0.00%
Top Of Range Israel [Member]
Statement [Line Items]
Income tax rate	24.00%